INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

15.     INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

Associates are those entities where the Group exercises significant influence, and they are accounted for using the equity method. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not equate to control or joint control over those policies. These entities are recognized at cost at the time of acquisition and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income. The carrying amount of the investment in such entities may include goodwill as the positive difference between the cost of the investment and Group’s proportionate share in the fair-values of the entity’s identifiable assets and liabilities.

Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement and have rights to the net assets of the arrangement. The Group recognizes its interest in a joint venture where it has joint control of the investment and accounts for that investment using the equity method.

The Group presents its share in profits or losses in associates and joint ventures within operating profit if those interests are viewed as part of Group’s core operations. As of December 31, 2019, only MTS Belarus was considered as part of the Group’s core operating activity. Shares in profits and losses of other Group’s associates and joint ventures were presented as non-operating items.

The Group’s investments in associates and joint ventures comprised the following:

	Country of		December 31,
	operations	Operating activity	2019	2018
MTS Belarus	Belarus	telecommunications	4,502	4,051
OZON Holdings Ltd	Russia	e-commerce	—	4,797
YouDo	Russia	classifieds	724	788
Sistema-Rentnaya Nedvizhimost	Russia	property investments mutual fund	658	690
Other unquoted companies	Russia		566	409
Total investments in associates and joint ventures			6,450	10,735

MTS Belarus

The reconciliation of summarized financial information of MTS Belarus to the carrying amount of the Group’s interest in the associate is presented as follows:

	December 31,
	2019	2018
Assets
Non-current assets	19,496	17,659
Current assets	11,536	11,652
Liabilities
Non-current liabilities	(9,849)	(7,089)
Current liabilities	(11,995)	(13,955)
Total identifiable net assets	9,188	8,267
The Group’s share in the associate	49%	49%
The Group’s share of identifiable net assets	4,502	4,051
Carrying amount of the Group’s interest	4,502	4,051

The composition of the Group’s share of the profit of MTS Belarus is as follows:

	2019	2018	2017
Revenue	32,593	27,695	23,037
Net profit for the year	9,354	7,752	6,552
The Group’s share of the profit of the associate for the year	4,583	3,799	3,210
Other comprehensive (loss)/income for the year (currency translation adjustment)	(842)	648	(525)
Total comprehensive income for the year	8,512	8,400	6,027
The Group’s share of total comprehensive income of the associate for the year	4,171	4,116	2,953
Dividends received	3,587	3,691	3,590

YouDo

In September 2018, the Group acquired a 13.68% ownership interest in Youdo Web Technologies Limited (YouDo), a Russian online service provider matching freelance labor supply to demand for everyday and business tasks, for a cash contribution of RUB 824 million. Although the Group holds less than 20% of equity interests in YouDo, it has significant influence over the investee based on its ownership of equity shares, representation on the investee’s board of directors and certain additional rights related to the decision-making process on key issues.

Sistema-Rentnaya Nedvizhimost

In December 2018, MTS Bank sold 40.26% share in a property investments mutual fund Sistema-Rentnaya Nedvizhimost to Business Nedvizhimost, a subsidiary of Sistema, for cash consideration of RUB 450 million. The Group classified the remaining investment in the mutual fund as investment in joint venture, based on the existence of a joint decision-making process and the rights to net assets of the mutual fund. The Group applied the equity method of accounting to its remaining share in the mutual fund.

SWIPGLOBAL

In December 2019, the Group acquired a 15.01% ownership interest in SWIPGLOBAL Limited (SWIPGLOBAL), a parent company of Smart Wallet LLC, Russian provider of authorization and payment solutions, for a cash contribution of RUB 75 million. Although the Group holds less than 20% of the equity interests in SWIPGLOBAL, it has significant influence over the investee based on its representation on the investee’s board of directors and certain additional rights related to the decision-making process on key issues.

MTS Bank

In May 2017, MTS Bank disposed of a 47% stake in East-West United Bank to Sistema, retaining less than 20% and losing control. Consequently, the accumulated foreign currency translation reserve in the amount of RUB 659 million was derecognized from the accumulated other comprehensive income of the Group.

In July 2018, the Group increased its ownership share in its associate MTS Bank from 26.6% to 55.4% and obtained control over the entity. The Group discontinued the use of the equity method for accounting of investment in MTS Bank and accounted for the acquisition as a transaction under common control directly in equity (Note 4).

The Group’s share in the net losses of MTS Bank prior to discontinuing use of the equity method was included in the non-operating share of the loss of the associates and joint ventures in the accompanying consolidated statement of profit or loss for the years ended December 31, 2018 and 2017 and is presented as follows:

	2018	2017
Total interest income	9,289	14,204
Total interest (expense)	(3,799)	(6,505)
Net loss for the period	(609)	(593)
The Group’s share of the loss of the associate for the period	162	109
Other comprehensive loss for the period	(614)	(2,000)
Total comprehensive loss for the period	(1,223)	(2,593)
The Group’s share of the total comprehensive loss for the period	(326)	(690)

OZON

In 2014, the Group acquired a 10.82% stake in OZON Holdings Limited (OZON), a leading Russian e-commerce company. The Group accounted for its investment under the equity method, as the Group’s representation on the investee’s board of directors and a number of veto rights provided it with a significant influence over the investee.

In 2018, the Group acquired additional equity interests in OZON through several transactions, which resulted in increase of the Group’s share in OZON from 11.19% as of December 31.2017 to 18.69% as of December 31, 2018. In March 2019, the Group disposed its 18.69% interest in OZON to Sistema for RUB 7,902 million (of which RUB 3,000 million was paid by Sistema in March 2019, RUB 2,450 million is due in July 2020 and RUB 2,452 million is due in July 2021). As of December 31, 2019 the Group has retained no interest in OZON.

As a result of the transaction the Group recognized a gain  on disposal which was included in the non-operating share of the income of the associates and joint ventures in the accompanying consolidated statement of profit or loss:

2019
Proceeds from disposal	7,902
Less: carrying amount of investment on the date of ldisposal	(4,065)

Gain recognized	3,837

A current tax expense of RUB 420 million is attributable to the aforementioned gain.

The following table is the aggregate financial information of investments in OZON (prior to disposal in March 2019) and other individually insignificant associates and joint ventures held by the Group:

	2019	2018	2017
Net loss for the year	2,448	4,600	1,760
The Group’s share of the loss of associates and joint ventures for the year	341	747	327
Other comprehensive income for the year	—	—	—
Total comprehensive loss for the year	2,448	4,600	1,760
The Group’s share of total comprehensive loss of associates and joint ventures for the year	341	747	327